INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 3,278,655
Fair value at +25 basis points	3,340,091
Fair value at base rate	3,403,985
Fair value at -25 basis points	3,467,547
Fair value at -50 basis points	3,533,654
Change in fair value at +50 basis points	(125,330)
Change in fair value at +25 basis points	(63,894)
Change in fair value at -25 basis points	63,562
Change in fair value at -50 basis points	129,669
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	3,273,191
Fair value at +25 basis points	3,335,690
Fair value at base rate	3,403,985
Fair value at -25 basis points	3,475,841
Fair value at -50 basis points	3,554,797
Change in fair value at +50 basis points	(130,794)
Change in fair value at +25 basis points	(68,295)
Change in fair value at -25 basis points	71,856
Change in fair value at -50 basis points	$ 150,812